Financial Instruments And Risk Management (Effect Of Derivative Instruments On The Consolidated Statements Of Operations Derivatives In Cash Flow Hedging Relationships) (Details) (Cash Flow Hedging Relationships, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)	$ (33,704)	$ (39,617)	$ 29,687
Amount of Gain or (Loss) Reclassified from AOCE into Earnings (Effective Portion)	(46,603)	(21,211)	(51,198)
Amount of Gain or (Loss) Excluded from the Assessment of Hedge Effectiveness	58,024	13,432	(2,958)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)	(8,168)	15,836	23,030
Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from AOCE into Earnings (Effective Portion)	(2,386)	(15,719)	(53,499)
Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)	(25,536)	(55,453)	6,657
Foreign currency forward contracts | Net revenues
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from AOCE into Earnings (Effective Portion)	(44,217)	(5,492)	2,301
Foreign currency forward contracts | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Excluded from the Assessment of Hedge Effectiveness	$ 58,024	$ 13,432	$ (2,958)